Indemnifications (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Indemnifications
7.	INDEMNIFICATIONS

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Partnership's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Partnership that have not yet occurred. The Partnership expects the risk of any future obligation under these indemnifications to be remote.